Leases (Details) $ in Thousands		1 Months Ended			12 Months Ended
	May 02, 2022 m²	Feb. 29, 2024	Mar. 31, 2023	Nov. 30, 2016	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 07, 2023 m²
Leases [Line Items]
Lease agreement period		5 years	8 years	10 years	5 years
Square feet | m²	11,100						12,000
Lease term	10 years	10 years
Extension options term		2 years			3 years
Depreciation expense					$ 127	$ 20
Current maturities of lease					267
Interest expenses on lease liabilities					21,145	16,420
Total cash outflow for leases					1,251	850
Current maturities of lease					$ 267	$ 134
Bottom Range [Member]
Leases [Line Items]
Weighted average borrowing rate					6.16%	3.06%
Top of Range [member]
Leases [Line Items]
Weighted average borrowing rate					7.11%	7.11%
Current maturities of lease						$ 134
Weighted Average [Member]
Leases [Line Items]
Interest expenses on lease liabilities					$ 587	$ 367